Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data	Total	Release of restricted stock units [Member]	Common Shares [Member]	Common Shares [Member] Release of restricted stock units [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Release of restricted stock units [Member]	Retained Earnings [Member]	AOCI [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 7,299		$ 3,779		$ 32		$ 2,803	$ 685
Beginning Balance, shares at Dec. 31, 2009			223,900,000
Net income	1,003						1,003
Other comprehensive income (loss)	70							70
Contribution to subsidiaries by non-controlling interests	3								3
Shares issued on exercise of stock options	48		58		(10)
Shares issued on exercise of stock options, shares			1,500,000
Release of restricted stock	0		6		(6)
Repurchase and cancellation under normal course issuer bid [note 18]	(27)		(11)				(13)	(3)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(800,000)
Shares issued under the Arrangement [note 18]	666		666
Shares issued under the Arrangement, shares [note 18]			18,000,000
Repurchase of Class B Shares [note 18]	(976)						(976)
Stock-based compensation expense [note 17]	52				52
Settlement of stock options	(12)				(12)
Dividends paid	(100)		2				(102)
Ending Balance at Dec. 31, 2010	8,026		4,500		56		2,715	752	3
Ending Balance, shares at Dec. 31, 2010			242,600,000
Net income	1,015						1,018		(3)
Other comprehensive income (loss)	(289)							(289)
Contribution to subsidiaries by non-controlling interests	20								20
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	59		69		(10)
Shares issued on exercise of stock options, shares			1,400,000
Release of restricted stock	0		6		(6)
Repurchase and cancellation under normal course issuer bid [note 18]	(407)		(204)				(162)	(41)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(10,700,000)
Stock-based compensation expense [note 17]	31				31
Settlement of stock options	(24)				(8)		(16)
Dividends paid	(236)		2				(238)
Ending Balance at Dec. 31, 2011	8,202		4,373		63		3,317	422	27
Ending Balance, shares at Dec. 31, 2011			233,300,000
Net income	1,426						1,433		(7)
Other comprehensive income (loss)	80							78	2
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	14		19		(5)
Shares issued on exercise of stock options, shares			400,000
Release of restricted stock	0	0	5	5	(5)	(5)
Repurchase and cancellation under normal course issuer bid [note 18]	(42)		(18)				(20)	(4)
Repurchase and cancellation under normal course issuer bid, shares [note 18]			(800,000)
Stock-based compensation expense [note 17]	39				39
Settlement of stock options	(16)				(7)		(9)
Dividends paid	(252)		7				(259)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2012	$ 9,458		$ 4,391		$ 80		$ 4,462	$ 496	$ 29
Ending Balance, shares at Dec. 31, 2012			233,100,000